EMPLOYEE BENEFITS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 7 – EMPLOYEE BENEFITS

Our healthcare benefit expense (net of employee contributions) was approximately $2,612 and $2,001 for the three months ended March 31, 2014 and 2013, respectively for all plans. An accrual for estimated healthcare claims incurred but not reported (“IBNR”) is included within accrued compensation on the Condensed Consolidated Balance Sheets and was $1,013 and $913 as of March 31, 2014 and December 31, 2013, respectively.

Workers’ compensation expense totaled $1,585 and $1,460 for the three months ended March 31, 2014 and 2013, respectively. Workers’ compensation known claims and IBNR reserves included in other current liabilities on the accompanying balance sheets totaled $1,660 as of March 31, 2014 and December 31, 2013. Workers’ compensation known claims and IBNR reserves included in other long-term liabilities on the accompanying balance sheets totaled $4,556 and $4,260 as of March 31, 2014 and December 31, 2013, respectively. Accrued insurance reserves included in other current liabilities on the accompanying balance sheets totaled $1,012 as of March 31, 2014 and December 31, 2013. Accrued insurance reserves included in other long-term liabilities on the accompanying balance sheets totaled $4,163 and $3,266 as of March 31, 2014 and December 31, 2013, respectively. We also had an insurance receivable for a claim that exceeded the stop loss limit and is in included in other long-term assets on the face of the Condensed Consolidated Balance Sheets. That receivable offsets an equal liability included within the reserve amounts noted above and totaled $2,710 and $2,055 as of March 31, 2014 and December 31, 2013, respectively.

NOTE 8 – EMPLOYEE BENEFITS

We participate in multiple healthcare plans, one of which is held and administered by a trust that is a related party. This plan is partially self-funded with an insurance company paying benefits in excess of stop loss limits per individual. Our healthcare benefit expense (net of employee contributions) was approximately $5,199, $5,744 and $7,954 for the years ended December 31, 2011, 2012 and 2013, respectively for all plans. An accrual for estimated healthcare claims incurred but not reported (“IBNR”) is included within accrued compensation on the Consolidated Balance Sheets and was $663 and $913 as of December 31, 2012 and 2013, respectively.

We participate in multiple workers’ compensation plans. Under these plans, we use a high deductible program to cover losses above the deductible amount on a per claim basis. We accrue for the estimated losses occurring from both asserted and un-asserted claims. Workers’ compensation liability for premiums is included in other current liabilities on the Consolidated Balance Sheets. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of actuarial estimates of IBNR. In estimating these reserves, historical loss experience and judgments about the expected levels of costs per claim are considered. These claims are accounted for based on actuarial estimates of the undiscounted claims, including those claims incurred but not reported. We believe the use of actuarial methods to account for these liabilities provides a consistent and effective way to measure these highly judgmental accruals.

Workers’ compensation expense totaled $3,092, $4,043 and $5,910 for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2012 and 2013, respectively, workers’ compensation known claims and IBNR reserves totaled $4,570 and $5,920 and are included in both other current and other long-term liabilities on the accompanying balance sheets. Other current and other long-term liabilities also include $3,430 and $4,278 of accrued insurance reserves as of December 31, 2012 and 2013, respectively. We also had an insurance receivable for a claim that exceeded the stop loss limit and is in included in other long-term assets on the face of the Consolidated Balance Sheets. That receivable offsets an equal liability included within the reserve amount noted above and totaled $1,777 and $2,055 as of December 31, 2012 and 2013, respectively.

We also participate in various profit-sharing and 401(k) plans. Certain plans provide that eligible employees can defer a portion of their wages into the trust, subject to current Internal Revenue Code rules and limitations. We provide a matching contribution of wages deferred by employees and can also make discretionary contributions to each plan. Certain plans allow for discretionary employer contributions only. These plans cover substantially all our eligible employees. During the years ended December 31, 2011, 2012 and 2013, we matched employee contributions under certain plans, resulting in administrative expenses of $95, $529 and $695, respectively.